FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES

NOTE 29 - FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES

The functional currency of LATAM Airlines Group S.A. is the US dollar, also it has subsidiaries whose functional currency is different to the US dollar, such as the Chilean peso, Argentine peso, Colombian peso, Brazilian real and guaraní.

The functional currency is defined as the currency of the primary economic environment in which an entity operates and in each entity and all other currencies are defined as foreign currency.

Considering the above, the balances by currency mentioned in this Note correspond to the sum of foreign currency of each of the entities that make LATAM Airlines Group S.A. and Subsidiaries.

Following are the current exchange rates for the US dollar, on the dates indicated:

	As of December 31,
	2021	2020	2019	2018
Argentine peso	102.75	84.14	59.83	37.74
Brazilian real	5.57	5.18	4.01	3.87
Chilean peso	844.69	710.95	748.74	694.77
Colombian peso	4,002.52	3,421.00	3,271.55	3,239.45
Euro	0.88	0.81	0.89	0.87
Australian dollar	1.38	1.30	1.43	1.42
Boliviano	6.86	6.86	6.86	6.86
Mexican peso	20.53	19.93	18.89	19.68
New Zealand dollar	1.46	1.39	1.49	1.49
Peruvian Sol	3.98	3.62	3.31	3.37
Uruguayan peso	44.43	42.14	37.24	32.38

Foreign currency

The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of	As of
	December 31,	December 31,
Current assets	2021	2020
	ThUS$	ThUS$

Cash and cash equivalents	262,886	483,303
Argentine peso	6,440	16,885
Brazilian real	9,073	13,157
Chilean peso	9,759	32,368
Colombian peso	4,745	2,168
Euro	7,099	10,361
U.S. dollar	195,264	369,455
Other currency	30,506	38,909

Other financial assets, current	12,728	12,981
Argentine peso	4	311
Brazilian real	4	4
Chilean peso	4,440	3,987
Colombian peso	111	132
Euro	1,720	1,867
U.S. dollar	5,242	5,639
Other currency	1,207	1,041

	As of	As of
	December 31,	December 31,
Current assets	2021	2020
	ThUS$	ThUS$

Other non - financial assets, current	34,613	42,973
Argentine peso	5,715	11,058
Brazilian real	1,488	2,985
Chilean peso	20,074	15,913
Colombian peso	121	175
Euro	1,936	2,667
U.S. dollar	1,106	2,351
Other currency	4,173	7,824
Trade and other accounts receivable, current	156,824	177,491

Argentine peso	6,850	1,881
Brazilian real	53	841
Chilean peso	47,392	38,340
Colombian peso	455	209
Euro	24,143	24,370
U.S. dollar	56,676	98,385
Other currency	21,255	13,465

Accounts receivable from related entities, current	502	430
Chilean peso	19	9
U.S. dollar	483	421

Tax current assets	8,674	11,050
Argentine peso	322	389
Brazilian real	47	887
Chilean peso	681	1,003
Colombian peso	1,618	675
Euro	70	235
U.S. dollar	406	354
Peruvian sun	4,450	5,220
Other currency	1,080	2,287

Total current assets	476,227	728,228
Argentine peso	19,331	30,524
Brazilian real	10,665	17,874
Chilean peso	82,365	91,620
Colombian peso	7,050	3,359
Euro	34,968	39,500
U.S. Dollar	259,177	476,605
Other currency	62,671	68,746

	As of	As of
	December 31,	December 31,
Non-current assets	2021	2020
	ThUS$	ThUS$

Other financial assets, non-current	10,700	9,486
Brazilian real	3,326	3,574
Chilean peso	62	69
Colombian peso	231	284
Euro	2,384	1,369
U.S. dollar	2,524	2,490
Other currency	2,173	1,700

Other non - financial assets, non-current	12,197	36,251
Argentine peso	32	39
Brazilian real	6,924	12,974
U.S. dollar	5,241	3,732
Other currency	-	19,506

Accounts receivable, non-current	3,985	4,984
Chilean peso	3,985	4,984

Deferred tax assets	6,720	2,228
Colombian peso	4,717	221
U.S. dollar	10	13
Other currency	1,993	1,994

Total non-current assets	33,602	52,949
Argentine peso	32	39
Brazilian real	10,250	16,548
Chilean peso	4,047	5,053
Colombian peso	4,948	505
Euro	2,384	1,369
U.S. dollar	7,775	6,235
Other currency	4,166	23,200

 The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, current	179,777	239,712	177,471	86,573
Argentine peso	1	2	-	-
Brazilian real	31	59	210	163
Chilean peso	135,431	40,552	159,541	70,639
Euro	259	87	184	258
U.S. dollar	43,919	198,996	17,460	15,504
Other currency	136	16	76	9

Trade and other accounts payables, current	1,317,418	1,285,233	50,312	20,908
Argentine peso	234,358	228,069	2,335	7,315
Brazilian real	70,523	71,446	653	37
Chilean peso	280,405	312,921	44,438	10,991
Colombian peso	7,673	12,300	1,134	1,165
Euro	134,146	143,780	887	41
U.S. dollar	472,800	392,914	73	912
Peruvian sol	2,487	11,759	310	222
Mexican peso	11,297	16,546	29	60
Pound sterling	45,096	35,269	86	45
Uruguayan peso	775	441	58	-
Other currency	57,858	59,788	309	120

Accounts payable to related entities, current	57	(229)	-	-
Chilean peso	6	-	-	-
U.S. dollar	51	(229)	-	-

Other provisions, current	-	14	4,980	1,628
Chilean peso	-	-	25	29
Other currency	-	14	4,955	1,599

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$
Other non-financial liabilities, current	29,057	42,467	-	50
Argentine peso	1,604	961	-	-
Brazilian real	859	976	-	3
Chilean peso	1,332	5,836	-	1
Colombian peso	941	622	-	38
Euro	1,375	3,206	-	-
U.S. dollar	21,174	19,707	-	-
Other currency	1,772	11,159	-	8
Total current liabilities	1,526,331	1,567,596	232,763	109,159
Argentine peso	235,963	229,032	2,335	7,315
Brazilian real	71,413	72,481	863	203
Chilean peso	417,174	359,309	204,004	81,660
Colombian peso	8,614	12,922	1,134	1,203
Euro	135,780	147,073	1,071	299
U.S. dollar	537,944	611,787	17,533	16,416
Other currency	119,443	134,992	5,823	2,063

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Non-current liabilities	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, non-current	33,205	268,320	15,375	4,250	359,623	403,841
Chilean peso	1,512	180,150	896	1,320	355,636	398,199
Brazilian real	86	351	-	-	-	-
Euro	135	427	90	-	-	-
U.S. dollar	31,413	87,280	14,389	2,930	3,987	5,642
Other currency	59	112	-	-	-	-

Accounts payable, non-current	114,097	70,145	1,451	1,390	342	241
Chilean peso	41,456	47,752	1,451	1,390	342	241
U.S. dollar	71,339	21,051	-	-	-	-
Other currency	1,302	1,342	-	-	-	-

Other provisions, non-current	49,420	45,834	-	-	-	-
Argentine peso	1,074	696	-	-	-	-
Brazilian real	27,532	26,872	-	-	-	-
Colombian peso	255	278	-	-	-	-
Euro	10,820	11,736	-	-	-	-
U.S. dollar	9,739	6,252	-	-	-	-

Provisions for employees benefits, non-current	44,816	64,152	-	-	-	-
Chilean peso	44,816	64,152	-	-	-	-

Total non-current liabilities	241,538	448,451	16,826	5,640	359,965	404,082
Argentine peso	1,074	696	-	-	-	-
Brazilian real	27,618	27,223	-	-	-	-
Chilean peso	87,784	292,054	2,347	2,710	355,978	398,440
Colombian peso	255	278	-	-	-	-
Euro	10,955	12,163	90	-	-	-
U.S. dollar	112,491	114,583	14,389	2,930	3,987	5,642
Other currency	1,361	1,454	-	-	-	-

	As of	As of
	December 31,	December 31,
General summary of foreign currency:	2021	2020
	ThUS$	ThUS$

Total assets	509,829	781,177
Argentine peso	19,363	30,563
Brazilian real	20,915	34,422
Chilean peso	86,412	96,673
Colombian peso	11,998	3,864
Euro	37,352	40,869
U.S. dollar	266,952	482,840
Other currency	66,837	91,946
Total liabilities	2,377,423	2,534,928
Argentine peso	239,372	237,043
Brazilian real	99,894	99,907
Chilean peso	1,067,287	1,134,173
Colombian peso	10,003	14,403
Euro	147,896	159,535
U.S. dollar	686,344	751,358
Other currency	126,627	138,509
Net position
Argentine peso	(220,009)	(206,480)
Brazilian real	(78,979)	(65,485)
Chilean peso	(980,875)	(1,037,500)
Colombian peso	1,995	(10,539)
Euro	(110,544)	(118,666)
U.S. dollar	(419,392)	(268,518)
Other currency	(59,790)	(46,563)